Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2017
Basis of Presentation and General Information
Basis of Presentation and General Information:
1. Basis of Presentation and General Information:
The accompanying unaudited interim condensed consolidated financial statements include the accounts of DryShips Inc. and its subsidiaries (collectively, the "Company" or "DryShips"). DryShips was formed on September 9, 2004, under the laws of the Republic of the Marshall Islands.  The Company is a diversified owner of ocean going cargo vessels.
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") and applicable rules and regulations of the U.S. Securities and Exchange Commission (the "SEC") required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2016, filed with the SEC on March 13, 2017.
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and include the accounts and operating results of Dryships, its wholly-owned subsidiaries and its affiliate.
From June 8, 2015 (the date of its deconsolidation) through April 4, 2016, Ocean Rig UDW Inc. (“Ocean Rig”) was considered as an affiliated entity and not as a controlled subsidiary of the Company. As a result, Ocean Rig was accounted for under the equity method and its assets and liabilities were not consolidated in the Company's balance sheet. On April 5, 2016, the Company sold all of its common shares in Ocean Rig, to a subsidiary of Ocean Rig and as of this date, the Company no longer holds any equity interest in Ocean Rig. Accordingly, additional disclosures for Ocean Rig have not been included, in the accompanying interim condensed consolidated financial statements.

Certain prior period amounts have been reclassified to conform to the current year presentation including reclassifications between voyage revenues and impairment loss. (Note 7)

In the opinion of management, these unaudited interim condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2017, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2017.

On March 11, 2016, the Company effected a 1-for-25 reverse stock split of its issued common stock. In connection with the reverse stock split seven fractional shares were cashed out. Furthermore, on August 15, 2016, the Company effected a 1-for-4 reverse stock split of its issued common stock. In connection with the reverse stock split five fractional shares were cashed out. On November 1, 2016, the Company effected a 1-for-15 reverse stock split of its issued common stock. In connection with the reverse stock split nine fractional shares were cashed out. On January 23, 2017, the Company effected a 1-for-8 reverse stock split of its issued common stock. In connection with the reverse stock split four fractional shares were cashed out. On April 11, 2017, the Company effected a 1-for-4 reverse stock split of its issued common stock. In connection with the reverse stock split two fractional shares were cashed out. On May 11, 2017, the Company effected a 1-for-7 reverse stock split of its issued common stock. In connection with the reverse stock split three fractional shares were cashed out. On June 22, 2017, the Company effected a 1-for-5 reverse stock split of its issued common stock. In connection with the reverse stock split two fractional shares were cashed out. Finally on July 21, 2017, the Company effected a 1-for-7 reverse stock split of its issued common stock. In connection with the reverse stock split two fractional shares were cashed out. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to these reverse stock splits retroactively, for all periods presented.